Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated Other Comprehensive Income Balances) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 910,594	$ (2,122,238)	$ (6,198,239)
Other comprehensive income, during the period, net of adjustments	(5,955,050)	3,378,723	4,008,282
Amounts reclassified from AOCI	(98,171)	(345,891)	67,719
Other comprehensive (loss) income, net of tax	(6,053,221)	3,032,832	4,076,001
Ending balance	(5,142,627)	910,594	(2,122,238)
Net unrealized gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	2,945,646	113,249	(4,280,945)
Other comprehensive income, during the period, net of adjustments	(6,241,609)	3,310,166	4,429,178
Amounts reclassified from AOCI	(290,548)	(477,769)	(34,984)
Other comprehensive (loss) income, net of tax	(6,532,157)	2,832,397	4,394,194
Ending balance	(3,586,511)	2,945,646	113,249
Unrecognized postretirement benefit obligation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	(2,035,052)	(2,235,487)	(1,917,294)
Other comprehensive income, during the period, net of adjustments	286,559	68,557	(420,896)
Amounts reclassified from AOCI	192,377	131,878	102,703
Other comprehensive (loss) income, net of tax	478,936	200,435	(318,193)
Ending balance	$ (1,556,116)	$ (2,035,052)	$ (2,235,487)